Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Components of Total Comprehensive Income
The changes in accumulated other comprehensive income are as follows:

	For the Years Ended December 31
(In thousands)	2023	2022	2021
Net Income	$366,313	$379,627	$367,738
Available for sale (“AFS”) securities:
Change in net unrealized gains (losses) on AFS securities arising during the period	98,627	(481,007)	(72,257)
Related income tax effect	(22,980)	112,075	16,836
Net reclassification adjustment for losses (gains) included in net income	7,659	(2)	(1,552)
Related income tax effect	(1,785)	0	362

	81,521	(368,934)	(56,611)

Net effect of AFS securities on other comprehensive income	81,521	(368,934)	(56,611)
Cash flow hedge derivatives:
Unrealized gain on cash flow hedge before reclassification to interest expense	6,548	53,572	15,597
Related income tax effect	(1,526)	(12,482)	(3,634)
Net reclassification adjustment for (gains) losses included in net income	(23,574)	(5,782)	1,354
Related income tax effect	5,493	1,347	(316)

Net effect of cash flow hedge derivatives on other comprehensive income	(13,059)	36,655	13,001
Defined benefit pension plan:
Net actuarial gain during the period	2,635	2,195	14,286
Related income tax expense	(613)	(512)	(483)
Amortization of net actuarial loss recognized in net income	3,347	3,645	6,770
Related income tax effect	(780)	(893)	(4,221)

Net effect of change in defined benefit pension plan on other comprehensive income	4,589	4,435	16,352

Total change in other comprehensive income, net of tax	73,051	(327,844)	(27,258)

Total Comprehensive Income	$439,364	$51,783	$340,480

Components of Accumulated Other Comprehensive Income
The components of accumulated other comprehensive income for the year ended December 31, 2023 are as follows:

Changes in Accumulated Other Comprehensive Income (AOCI) by Component (a) For the Year Ended December 31, 2023
(Dollars in thousands)	Unrealized Gains/Losses on AFS Securities	Unrealized Gains/Losses on Cash Flow Hedges	Defined Benefit Pension Items	Total
Balance at January 1, 2023	$(360,340)	$53,014	$(25,406)	$(332,732)
Other comprehensive income before reclassification	75,647	5,022	0	80,669
Amounts reclassified from accumulated other comprehensive income	5,874	(18,081)	4,589	(7,618)

Net current-period other comprehensive income (loss), net of tax	81,521	(13,059)	4,589	73,051

Balance at December 31, 2023	$(278,819)	$39,955	$(20,817)	$(259,681)

(a)	All amounts are net-of-tax.

Reclassifications Out of Accumulated Other Comprehensive Income

Reclassifications out of Accumulated Other Comprehensive Income (AOCI) For the Year Ended December 31, 2023
(In thousands) Details about AOCI Components	Amount Reclassified from AOCI	Affected Line Item in the Statement Where Net Income is Presented
Available for sale (“AFS”) securities:
Net reclassification adjustment for gains included in net income	$7,659	Net investment securities gains

	7,659	Total before tax
Related income tax effect	(1,785)	Tax expense

	5,874	Net of tax

Reclassifications out of Accumulated Other Comprehensive Income (AOCI) For the Year Ended December 31, 2023
(In thousands) Details about AOCI Components	Amount Reclassified from AOCI	Affected Line Item in the Statement Where Net Income is Presented
Cash flow hedge:
Net reclassification adjustment for gains included in net income	$(23,574)	Interest expense

	(23,574)	Total before tax
Related income tax effect	5,493	Tax expense

	(18,081)	Net of tax

Pension plan:
Recognized net actuarial gain	2,635	(a)
Amortization of net actuarial loss	3,347	(b)

	5,982	Total before tax
Related income tax effect	(1,393)	Tax expense

	4,589	Net of tax

Total reclassifications for the period	$(7,618)

(a)	This AOCI component is included in the computation of changes in plan assets (see Note O, Employee Benefit Plans)
(b)	This AOCI component is included in the computation of net periodic pension cost (see Note O, Employee Benefit Plans)